Stock-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	0 Months Ended						12 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 2003 Plan	Nov. 02, 2011 2003 Plan Stock Option Awards item	Jun. 30, 2014 2003 Plan Stock Option Awards	Dec. 31, 2013 2003 Plan Stock Option Awards	Jun. 30, 2014 2012 Plan	Dec. 31, 2013 2012 Plan	Sep. 30, 2012 2012 Plan	Dec. 31, 2013 2012 Plan Restricted Stock	Jun. 30, 2014 2012 Plan Restricted Stock	Jun. 30, 2014 2012 Plan Board of directors	Jun. 30, 2013 2012 Plan Board of directors	Dec. 31, 2013 2012 Plan Board of directors	Dec. 31, 2012 2012 Plan Board of directors	Dec. 31, 2011 2012 Plan Board of directors
Stock based compensation
Number of additional awards permissible under the plan								0
Number of awards approved for grant (in shares)														4,000,000
Common shares granted to members of board of directors as compensation for director services																	5,011	3,530	9,343	5,183	5,418
Awards granted (in shares)									600,000						471,000
Weighted average grant date fair value of awards (in dollars per share)															$ 13.32
Unrecognized compensation expense										$ 0.1	$ 0.2				$ 4.9	$ 3.8
Common stock remaining available for issuance (in shares)												3,167,928	3,519,657
Number of senior executive officers to whom awards granted									2
Exercise price (in dollars per share)									$ 7.70
Awards vesting in number of equal installments									5
Expected volatility (as a percent)									25.00%
Risk-free interest rate (as a percent)									0.96%
Dividend yield (as a percent)									0.00%
Expected life									5 years
Forfeiture rate (as a percent)									15.00%
Compensation expense	$ 1.3	$ 0.4	$ 2.0	$ 0.5	$ 1.7	$ 0.5	$ 0.1		$ 0.9